Commitment and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 01, 2020	Sep. 01, 2020
Commitments and Contingencies Disclosure [Abstract]
Total lease expense	$ 929	$ 630	$ 600
Lessee, operating lease, remaining lease term	100 months			100 months	101 months
Lessee, operating lease, lease payment grace period	4 months
Lessee, operating lease, renewal term	60 months